Organization and Description of Business - Schedule of Subsidiaries of the Company (Details)	6 Months Ended
Dec. 31, 2025
Carve Group Ltd (“Carve Group”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Feb. 05, 2025
Place of Incorporation	British Virgin Islands
% of Ownership	100.00%
Principal Activity	an investment holding company
Yunshang Management Company Limited (“Yunshang”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Mar. 27, 2025
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activity	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jul. 03, 2025
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activity	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Feb. 11, 2025
Place of Incorporation	Liaoning, China
% of Ownership	100.00%
Principal Activity	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Apr. 01, 2020
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Aug. 10, 2020
Place of Incorporation	Guangxi, China
% of Ownership	90.00%
Principal Activity	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jan. 26, 2020
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd. [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Dec. 12, 2019
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activity	sales of health and wellness products
Real Prospect Limited (“Real Prospect”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jun. 27, 2025
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activity	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Aug. 04, 2025
Place of Incorporation	Shenzhen, China
% of Ownership	100.00%
Principal Activity	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jan. 19, 2024
Place of Incorporation	Qingdao, China
% of Ownership	100.00%
Principal Activity	Developing, production, and operating charging piles and mobile charging robots to provide convenient charging services